Trade and Other Receivables	12 Months Ended
Dec. 31, 2023
Trade and Other Receivables [Abstract]
TRADE AND OTHER RECEIVABLES
4.	TRADE AND OTHER RECEIVABLES

	December 31, 2023	December 31, 2022
Trade receivables	$879,509	$2,015,291
Allowance for doubtful accounts	-	(1,056,393)
Taxes receivable	301,748	615,730
Total	$1,181,257	$1,574,628

Provisions on Trade Receivables

In accordance with policy to use the expected credit loss model, the Company utilizes the expedited method where trade receivables are provided for based on their aging, as well as providing for specified balances deemed non-collectible. In the year ended December 31, 2023, the Company concluded that a bad debt provision of $NIL (2022-$1,056,393) was needed.

Factoring Arrangements and Liens

Signifi Mobile Inc. (“Signifi”) had a factoring agreement on its trade receivables effective April 2023, whereby invoices are fully assigned to a funding entity in return for 80%-85% of the total sale to be paid to Signifi by the funding entity in advance. The remaining 15-20% is paid to Signifi when the funding entity receives payment from the customer. Signifi incurs a financing charge of 1.8% for the first 30 days, then 0.5% every 10 days thereafter. This loan is collateralized by the North American receivables, inventory and equipment.

The 80-85% received upfront remained as a liability from “Signifi” to the funding entity until final settlement, however, all such balances are fully insured in case of non-payment. Financial Instruments and trade receivables are presented at the gross amount of the receivable and the underlying liability for amounts advanced are recorded separately as a bank loan. As at December 31, 2023, the total amount expended by the funding entity was $89,298 (December 31, 2022 - $NIL).

Siyata Mobile Israel (“SMI”) had a factoring agreement on its trade receivables, whereby invoices are fully assigned to a funding entity in return for 80%-85% of the total sale to be paid to SMI by the funding entity in advance. The remaining 15-20% is paid to SMI when the funding entity receives payment from the customer. SMI incurred a financing charge of 3.1% on advances received and was subject to certain covenants until fully repaid in June 2022.

The 80-85% received upfront remained as a liability from SMI to the funding entity until final settlement, however, all such balances are fully insured in case of non-payment. As SMI has both the legally enforceable right and the intention to settle the receivable and liability on a net basis in accordance with IAS 32, Financial Instruments, trade receivables are presented net of the liability for amounts advanced. As at December 31, 2023, the total amount expended by the funding entity was $NIL (December 31, 2022 - $NIL).